SHARE-BASED COMPENSATION - Impact of Share Options and Restricted Shares (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total share-based compensation expenses	$ 14,987	$ 8,973	$ 8,624
Total share-based compensation expenses recognized in general and administrative expenses	14,987	8,973	8,624
2006 Share Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share options	3,234	4,033	5,570
Restricted shares	2,188	2,464	3,054
Total share-based compensation expenses	5,422	6,497	8,624
2011 Share Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share options	2,775	1,179	0
Restricted shares	3,052	1,297	0
Total share-based compensation expenses	5,827	2,476	0
MCP Share Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share options	1,756	0	0
Restricted shares	1,982	0	0
Total share-based compensation expenses	$ 3,738	$ 0	$ 0